Commitments And Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payment
Milestone Event	Percent Milestone Fees	Amount
30% patients randomized	10%	$297,634
50% sites initiated	10%	$297,634
60% patients randomized	10%	$297,634
100% sites initiated	10%	$297,634
100% of patients randomized	10%	$297,634
90% of case report form pages monitored	5%	$148,817
PE analysis	5%	$148,817
Database is locked	10%	$297,634

Milestone Event	Percent Milestone Fees	Amount
First site initiation visit	10%	$303,005
First patient in	10%	$303,005
30% patients randomized	10%	$303,005
50% sites initiated	10%	$303,005
60% patients randomized	10%	$303,005
100% sites initiated	10%	$303,005
100% of patients randomized	10%	$303,005
90% of case report form pages monitored	5%	$151,503
PE analysis	5%	$151,503
Database is locked	10%	$303,005